Intangible Assets - Key Assumptions by CGU for Impairment Test (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 0	$ 0	$ 375
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	950.00%	680.00%
Post-tax WACC	650.00%	490.00%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	430.00%
Expected Volume Growth Rates	240.00%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		370.00%
Expected Volume Growth Rates		280.00%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1160.00%	910.00%
Post-tax WACC	720.00%	580.00%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	390.00%
Expected Volume Growth Rates	430.00%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		330.00%
Expected Volume Growth Rates		770.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1390.00%	870.00%
Post-tax WACC	800.00%	580.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	390.00%
Expected Volume Growth Rates	950.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		300.00%
Expected Volume Growth Rates		840.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	2780.00%	1970.00%
Post-tax WACC	1980.00%	1450.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	6800.00%
Expected Volume Growth Rates	450.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3590.00%
Expected Volume Growth Rates		540.00%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1020.00%	790.00%
Post-tax WACC	760.00%	610.00%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	440.00%
Expected Volume Growth Rates	1480.00%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		420.00%
Expected Volume Growth Rates		1070.00%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1540.00%	1350.00%
Post-tax WACC	1020.00%	920.00%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	330.00%
Expected Volume Growth Rates	640.00%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		310.00%
Expected Volume Growth Rates		650.00%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	2460.00%	1830.00%
Post-tax WACC	1180.00%	1060.00%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	410.00%
Expected Volume Growth Rates	600.00%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		430.00%
Expected Volume Growth Rates		640.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1100.00%	850.00%
Post-tax WACC	830.00%	650.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	220.00%
Expected Volume Growth Rates	400.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		220.00%
Expected Volume Growth Rates		700.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	1020.00%	850.00%
Post-tax WACC	740.00%	610.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	570.00%
Expected Volume Growth Rates	400.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		500.00%
Expected Volume Growth Rates		400.00%
South America | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 6,422
South America | Health Division | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	7.30%
Post-tax WACC	6.50%	5.30%
South America | Health Division | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.90%
Expected Volume Growth Rates	0.60%
South America | Health Division | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3.40%
Expected Volume Growth Rates		0.30%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.10%	5.70%
Post-tax WACC	5.50%	4.90%
Impairment charge, intangibles	$ 15,549
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.50%
Expected Volume Growth Rates	1.30%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.40%
Expected Volume Growth Rates		2.00%